ACQUISITION OF INTERESTS IN THE ATHABASCA OIL SANDS PROJECT AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Summary of net assets acquired and liabilities assumed
The following provides a summary of the net assets acquired and (liabilities) assumed relating to the acquisition:

Cash	$93
Other working capital	291
Property, plant and equipment	14,181
Exploration and evaluation assets	290
Asset retirement obligations	(721)
Other long-term liabilities	(73)
Deferred income taxes	(1,287)
Net assets acquired	$12,774
Total purchase consideration	12,541
Gain on acquisition before transaction costs	$233